Corporation Information and Basis of Presentation (Details Textual)																				12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Nov. 30, 2009	Sep. 30, 2009 Shenzhen Guanli Agricultural Technology [Member] Another Individual [Member]	Sep. 30, 2009 Beijing Nky Seeding Development [Member]	Apr. 29, 2011 Agria Asia Investments [Member] USD ($)	Apr. 29, 2011 Wuwei Ganxin Seeds CoLtd [Member] USD ($)	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] CNY	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] Maximum [Member] CNY	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] Minimum [Member] CNY	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] Increased Investment [Member] CNY	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] Increased Investment [Member] USS	Jun. 30, 2012 Agria Asia and Nky [Member]	Apr. 01, 2008 China Victory [Member] USD ($)	Sep. 30, 2009 Shenzhen Zhongyuan Agriculture [Member] Another Individual [Member]	Sep. 30, 2009 Shenzhen Zhongyuan Agriculture [Member] Juan Li [Member]	Apr. 29, 2011 Ngai Tahu Holdings [Member] USD ($)	Jun. 30, 2012 Agria Hong Kong Ltd [Member]	Mar. 31, 2011 Shanxi Jufeng Seeds [Member] CNY	Jun. 30, 2012 China Operations [Member]	Jun. 30, 2012 International Operations [Member]	Apr. 29, 2011 Pgw [Member]	Jan. 31, 2010 Pgw [Member] NZD	Dec. 23, 2009 Pgw [Member] NZD	Nov. 30, 2009 Pgw [Member]	Oct. 31, 2009 Pgw [Member] NZD	Jan. 31, 2010 Pgw [Member] Additional Shares [Member]
Revenue Percentage																				1.00%	99.00%
Ownership Interest Percentage			19.01%	49.00%	100.00%	88.05%		49.00%	49.00%				100.00%		5.00%	95.00%	7.24%	100.00%				51.00%			19.01%		31.00%
Capital Units, Value								4,900	30,000,000	20,000,000	4,900,000	700,000		$ 29,000,000
Share Price																							0.6	0.025		0.88
Variable Interest Entity, Consolidated, Carrying Amount, Assets	58,600,000	372,600,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	17,200,000	109,200,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	41,500,000	263,400,000
Equity Method Investment, Aggregate Cost						$ 20,000,000	$ 20,000,000										$ 12,000,000		1,110,000